One Commerce Square
Philadelphia, PA 19103

Delaware Investments
____________________

1933 Act Rule 497(j)
File No. 33-42827
1940 Act File No. 811-6411

November 2, 2001

Filed via EDGAR (CIK #0000879342)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 33-42827
    VOYAGEUR INVESTMENT TRUST
    DELAWARE TAX-FREE CALIFORNIA INSURED FUND
    DELAWARE TAX-FREE FLORIDA INSURED FUND
    DELAWARE TAX-FREE FLORIDA FUND
    DELAWARE TAX-FREE MISSOURI INSURED FUND
    DELAWARE TAX-FREE OREGON INSURED FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 21, the most recent Post-Effective Amendment of Voyageur Investment Trust. Post-Effective Amendment No. 21 was filed electronically with the Commission on October 31, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David F. Connor
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David F. Connor
Vice President/
Deputy General Counsel/
Assistant Secretary